INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Allowance for Doubtful Accounts Receivable, Current | $	$ 1,200		$ 1,282
Ordinary shares, Par or Stated Value Per Share (in dollars per share) | ₪ / shares		₪ 3		₪ 3
Ordinary shares, Shares Authorized	16,000,000		16,000,000
Ordinary shares, Shares, Issued	8,033,794		7,873,919
Ordinary shares, Shares, Outstanding	8,033,794		7,873,919